Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment
Land	$ 2,830	$ 2,830	$ 1,730
Buildings and improvements	13,100	8,794	4,679
Machinery and equipment	39,471	29,671	19,325
Computer hardware and software	5,166	4,102	3,130
Leasehold improvements	3,028	1,811	1,809
Construction in progress	881	2,521	841
Property and equipment, gross	64,476	49,729	31,514
Accumulated depreciation and amortization	(20,019)	(15,480)	(12,047)
Total long-lived assets	$ 44,457	$ 34,249	$ 19,467